IDENTIFIABLE INTANGIBLE ASSET (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Estimated aggregate amortization of intangible assets
Product rights, at cost	$ 18,065	$ 18,180
Finite Lived Trade Names Gross	590	625
Research and development in process gross	9,356	9,183
Intangible assets, gross, excluding goodwill	28,011	27,988
Product rights, accumulated amortization	6,795	6,460
Finite Lived Trade Names Accumulated Amortization	27	41
Intangible assets accumulated amortization	6,822	6,501
Products rights net	11,270	11,720
Trade Names Net	563	584
Research and development in process net	9,356	9,183
Intangible assets, net (excluding goodwill) total	21,189	21,487
Impairment of intangible assets Excluding Goodwill	2	589
Amortization Of Intangible Assets	$ 321	$ 993